                                                  2003
--------------------------------------------------------------------------------


Nationwide(R) Variable Account-10
December 31, 2003


[LOGO OF The BEST of AMERICA(R)]


                                                                   Annual Report


--------------------------------------------------------------------------------

                                                      [LOGO OF NATIONWIDE]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4740-12/03

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                              [LOGO OF NATIONWIDE]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                             [GRAPHIC APPEARS HERE]

                               PRESIDENT'S MESSAGE

     Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-10.

     Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

     During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

     Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 12, 2004

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:
      American Century VP Income & Growth Fund - Class I
       (ACVPIncGr)
         8,901 shares (cost $62,289)..............................   $    58,478
      American Century VP International Fund - Class I (ACVPInt)
         9,176 shares (cost $78,942)..............................        59,002
      American Century VP Value Fund - Class I (ACVPVal)
         7,584 shares (cost $52,638)..............................        59,078
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         944 shares (cost $9,753).................................         9,381
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         347 shares (cost $4,256).................................         4,193
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         4,577 shares (cost $54,775)..............................        67,608
      Dreyfus Socially Responsible Growth Fund, Inc. - Initial
       Shares (DrySRGro)
         3,350 shares (cost $116,005).............................        79,689
      Dreyfus Stock Index Fund (DryStkIx)
         8,752 shares (cost $274,049).............................       248,743
      Dreyfus VIF - Appreciation Portfolio - Initial Shares
       (DryVIFApp)
         502 shares (cost $18,210)................................        17,263
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         2,589 shares (cost $20,016)..............................        20,763
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         3,745 shares (cost $42,394)..............................        44,340
      Fidelity(R) VIP - Equity-Income Portfolio: Service Class
       (FidVIPEIS)
         3,746 shares (cost $83,360)..............................        86,569
      Fidelity(R) VIP - Growth Portfolio: Service Class
       (FidVIPGrS)
         5,380 shares (cost $213,210).............................       166,343
      Fidelity(R) VIP - High Income Portfolio: Service Class
       (FidVIPHIS)
         2,896 shares (cost $17,403)..............................        20,039
      Fidelity(R) VIP - Overseas Portfolio: Service Class
       (FidVIPOvS)
         1,896 shares (cost $33,841)..............................        29,439
      Fidelity(R) VIP II - Contrafund Portfolio: Service Class
       (FidVIPConS)
         4,030 shares (cost $92,526)..............................        92,928
      Fidelity(R) VIP III - Growth Opportunities Portfolio:
       Service Class (FidVIPGrOPS)
         1,750 shares (cost $32,112)..............................        26,348
      Fidelity(R) VIP III - Value Strategies Portfolio: Service
       Class (FidVIPValStS)
         632 shares (cost $6,810).................................         7,833

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         2,804 shares (cost $20,807)..............................   $    27,591
      Gartmore GVIT Global Health Sciences Fund - Class I
       (GVITGIHlth)
         200 shares (cost $2,099).................................         1,997
      Gartmore GVIT Global Technology and Communications Fund -
       Class I (GVITGITech)
         10,217 shares (cost $38,145).............................        37,905
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         8,741 shares (cost $105,114).............................       106,028
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         3,739 shares (cost $51,952)..............................        37,314
      Gartmore GVIT International Growth Fund - Class I
       (GVITIntGro)
         337 shares (cost $1,997).................................         2,132
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         215,296 shares (cost $215,296)...........................       215,296
      Gartmore GVIT Nationwide(R) Leaders Fund - Class I
       (GVITLead)
         332 shares (cost $3,390).................................         3,924
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
       (NWGVITStrVal)
         415 shares (cost $4,156).................................         4,148
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         2,343 shares (cost $36,372)..............................        30,386
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         18,885 shares (cost $182,253)............................       218,310
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         4,157 shares (cost $78,670)..............................        90,337
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         10,696 shares (cost $114,979)............................       109,843
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         2,565 shares (cost $25,795)..............................        27,546
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         604 shares (cost $5,214).................................         5,631
      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         6,281 shares (cost $59,960)..............................        58,919
      Janus AS - Capital Appreciation Portfolio - Service Shares
       (JanCapAp)
         7,839 shares (cost $207,008).............................       162,105
      Janus AS - Global Technology Portfolio - Service Shares
       (JanGITech)
         12,783 shares (cost $72,780).............................        45,124
      Janus AS - International Growth Portfolio - Service Shares
       (JanIntGro)
         3,548 shares (cost $103,767).............................        81,221
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,627 shares (cost $24,475)..............................        25,898
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         491 shares (cost $7,063).................................         6,866
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         3,486 shares (cost $66,505)..............................        53,442

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,045 shares (cost $16,348)..............................   $    16,086
      Oppenheimer Aggressive Growth Fund/VA - Initial Class
       (OppAggGro)
         1,888 shares (cost $111,890).............................        69,321
      Oppenheimer Capital Appreciation Fund/VA - Initial Class
       (OppCapAp)
         2,762 shares (cost $122,180).............................        95,854
      Oppenheimer Global Securities Fund/VA - Initial Class
       (OppGlSec)
         2,649 shares (cost $68,621)..............................        66,439
      Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
       Class (OppMSGrInc)
         10,247 shares (cost  $219,438)...........................       196,739
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         631 shares (cost $18,474)................................        13,528
      Strong Opportunity Fund II, Inc. (StOpp2)
         4,310 shares (cost $94,275)..............................        81,846
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         332 shares (cost $2,627).................................         4,034
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         353 shares (cost $3,954).................................         5,254
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         382 shares (cost $3,275).................................         3,451
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         5,814 shares (cost $73,080)..............................        90,581
                                                                     -----------
            Total Investments.....................................     3,093,133
   Accounts Receivable............................................            --
                                                                     -----------
            Total Assets..........................................     3,093,133
Accounts Payable..................................................            17
                                                                     -----------
Contract Owners Equity (note 4)...................................   $ 3,093,116
                                                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                   Total        ACVPIncGr        ACVPInt        ACVPVal
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $     30,024            932            628            401
   Mortality and expense risk charges
    (note 2).................................        (41,276)          (843)          (940)          (597)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........        (11,252)            89           (312)          (196)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....        899,267         23,575         40,397          4,316
   Cost of mutual fund shares sold...........     (1,179,658)       (31,312)       (74,786)        (4,469)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....       (280,391)        (7,737)       (34,389)          (153)
   Change in unrealized gain (loss)
    on investments...........................        934,490         22,780         47,589         11,765
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........        654,099         15,043         13,200         11,612
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................          2,443             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $    645,290         15,132         12,888         11,416
                                                ============   ============   ============   ============

                                                 ComGVITVal       CSLCapV     DryMidCapIx    DrySmCapIxS
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................            106             28            254             --
   Mortality and expense risk charges
    (note 2).................................           (112)           (51)          (735)            (5)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........             (6)           (23)          (481)            (5)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....            113             52          8,063          3,699
   Cost of mutual fund shares sold...........           (160)           (60)        (9,604)        (3,861)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....            (47)            (8)        (1,541)          (162)
   Change in unrealized gain (loss)
    on investments...........................          2,196            829         17,381             (7)
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          2,149            821         15,840           (169)
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          2,143            798         15,359           (174)
                                                ============   ============   ============   ============

                                                  DrySRGro       DryStkIx       DryVIFApp     FGVITHiInc
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $         82          3,386            224          1,513
   Mortality and expense risk charges
    (note 2).................................         (1,082)        (3,174)          (364)          (286)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........         (1,000)           212           (140)         1,227
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....         17,036         30,308         23,908          5,325
   Cost of mutual fund shares sold...........        (33,790)       (45,394)       (29,610)        (5,556)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....        (16,754)       (15,086)        (5,702)          (231)
   Change in unrealized gain (loss)
    on investments...........................         34,791         69,331         10,514          2,770
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........         18,037         54,245          4,812          2,539
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $     17,037         54,457          4,672          3,766
                                                ============   ============   ============   ============

                                                  FedQualBd      FidVIPEIS      FidVIPGrS      FidVIPHIS
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................          4,764          1,225            266            809
   Mortality and expense risk charges
    (note 2).................................         (1,316)        (1,101)        (1,965)          (400)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........          3,448            124         (1,699)           409
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....        111,926         23,437          5,737         43,566
   Cost of mutual fund shares sold...........       (104,446)       (26,570)       (11,628)       (40,650)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....          7,480         (3,133)        (5,891)         2,916
   Change in unrealized gain (loss)
    on investments...........................         (5,925)        23,771         45,882          3,378
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          1,555         20,638         39,991          6,294
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          5,003         20,762         38,292          6,703
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                 FidVIPOvS      FidVIPConS    FidVIPGrOPS    FidVIPValStS
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $        182            308            146             --
   Mortality and expense risk charges
    (note 2).................................           (344)        (1,192)          (324)           (43)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (162)          (884)          (178)           (43)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold               2,118          8,583          1,171             43
   Cost of mutual fund shares sold...........         (2,997)       (10,300)        (1,904)           (37)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....           (879)        (1,717)          (733)             6
   Change in unrealized gain (loss)
    on investments...........................         10,054         23,312          6,668          1,022
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          9,175         21,595          5,935          1,028
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             47
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $      9,013         20,711          5,757          1,032
                                                ============   ============   ============   ============

                                                GVITEmMrkts     GVITGIHlth     GVITGITech     GVITGvtBd
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................            109             --             --          6,362
   Mortality and expense risk charges
    (note 2).................................           (246)           (79)          (174)        (2,649)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (137)           (79)          (174)         3,713
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....          2,381         12,281          1,278        170,769
   Cost of mutual fund shares sold...........         (3,424)       (11,222)        (3,325)      (162,292)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....         (1,043)         1,059         (2,047)         8,477
   Change in unrealized gain (loss)
    on investments...........................         10,376            124          3,801         (9,532)
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          9,333          1,183          1,754         (1,055)
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --            219             --            350
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          9,196          1,323          1,580          3,008
                                                ============   ============   ============   ============

                                                 GVITGrowth     GVITIntGro      GVITMyMkt      GVITLead
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $          7             --          1,577              1
   Mortality and expense risk charges
    (note 2).................................           (535)            (6)        (3,500)           (25)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (528)            (6)        (1,923)           (24)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....         13,687             16         73,218             25
   Cost of mutual fund shares sold...........        (36,421)           (20)       (73,218)           (21)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....        (22,734)            (4)            --              4
   Change in unrealized gain (loss)
    on investments...........................         33,795            140             --            534
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........         11,061            136             --            538
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $     10,533            130         (1,923)           514
                                                ============   ============   ============   ============

                                                NWGVITStrVal   GVITSmCapGr    GVITSmCapVal    GVITSmComp
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................              1             --             --             --
   Mortality and expense risk charges
    (note 2).................................            (48)          (370)        (1,853)        (1,165)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........            (47)          (370)        (1,853)        (1,165)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....             49            375         24,858         30,514
   Cost of mutual fund shares sold...........            (59)          (561)       (36,848)       (37,687)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....            (10)          (186)       (11,990)        (7,173)
   Change in unrealized gain (loss)
    on investments...........................          1,176          7,992         73,140         36,094
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          1,166          7,806         61,150         28,921
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,119          7,436         59,297         27,756
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                  GVITTotRt      GVITUSGro      GVITWLead      JPMorBal
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $        561             --             --            962
   Mortality and expense risk charges
    (note 2).................................         (1,409)          (154)           (68)          (764)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (848)          (154)           (68)           198
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....         12,746            149            837          2,003
   Cost of mutual fund shares sold...........        (20,153)          (122)        (1,360)        (2,349)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....         (7,407)            27           (523)          (346)
   Change in unrealized gain (loss)
    on investments...........................         31,685          1,751          1,982          8,743
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........         24,278          1,778          1,459          8,397
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --          1,827             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $     23,430          3,451          1,391          8,595
                                                ============   ============   ============   ============

                                                  JanCapAp       JanGITech      JanIntGro    MGVITMultiSec
                                                ------------   ------------   ------------   -------------
Investment activity:
   Reinvested dividends......................            363             --            670           1,341
   Mortality and expense risk charges
    (note 2).................................         (2,094)          (753)          (953)           (347)
                                                ------------   ------------   ------------   -------------
      Net investment income (loss)...........         (1,731)          (753)          (283)            994
                                                ------------   ------------   ------------   -------------
   Proceeds from mutual fund shares sold.....          8,031         32,011          4,929             644
   Cost of mutual fund shares sold...........        (13,521)       (82,714)       (10,032)           (606)
                                                ------------   ------------   ------------   -------------
      Realized gain (loss) on investments....         (5,490)       (50,703)        (5,103)             38
   Change in unrealized gain (loss)
    on investments...........................         33,147         72,749         25,579           1,462
                                                ------------   ------------   ------------   -------------
      Net gain (loss) on investments.........         27,657         22,046         20,476           1,500
                                                ------------   ------------   ------------   -------------
   Reinvested capital gains..................             --             --             --              --
                                                ------------   ------------   ------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         25,926         21,293         20,193           2,494
                                                ============   ============   ============   =============

                                                 NBAMTGuard      NBAMTMCGr      NBAMTPart      OppAggGro
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $         53             --             --             --
   Mortality and expense risk charges
    (note 2).................................           (106)          (661)          (174)        (1,044)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........            (53)          (661)          (174)        (1,044)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....          2,906          5,692            174         29,909
   Cost of mutual fund shares sold...........         (3,331)       (11,222)          (212)       (78,526)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....           (425)        (5,530)           (38)       (48,617)
   Change in unrealized gain (loss)
    on investments...........................          2,462         17,082          3,825         66,478
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........          2,037         11,552          3,787         17,861
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $      1,984         10,891          3,613         16,817
                                                ============   ============   ============   ============

                                                  OppCapAp       OppGISec      OppMSGrInc     SGVITMdCpGr
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................            471            334          1,714             --
   Mortality and expense risk charges
    (note 2).................................         (1,424)          (683)        (2,462)          (171)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (953)          (349)          (748)          (171)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....         43,063          3,675         14,396            949
   Cost of mutual fund shares sold...........        (68,810)        (6,573)       (20,753)        (1,371)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....        (25,747)        (2,898)        (6,357)          (422)
   Change in unrealized gain (loss)
    on investments...........................         53,119         20,987         47,108          4,541
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........         27,372         18,089         40,751          4,119
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         26,419         17,740         40,003          3,948
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                   StOpp2       TurnGVITGro    VEWrldEMkt      VEWrldHAs
                                                ------------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends......................   $         55             --              2            187
   Mortality and expense risk charges
    (note 2).................................           (971)            (1)           (38)          (310)
                                                ------------   ------------   ------------   ------------
      Net investment income (loss)...........           (916)            (1)           (36)          (123)
                                                ------------   ------------   ------------   ------------
   Proceeds from mutual fund shares sold.....          3,279          1,131             40         38,715
   Cost of mutual fund shares sold...........         (4,542)        (1,977)           (36)       (39,412)
                                                ------------   ------------   ------------   ------------
      Realized gain (loss) on investments....         (1,263)          (846)             4           (697)
   Change in unrealized gain (loss)
    on investments...........................         23,480            873          1,507          5,145
                                                ------------   ------------   ------------   ------------
      Net gain (loss) on investments.........         22,217             27          1,511          4,448
                                                ------------   ------------   ------------   ------------
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................   $     21,301             26          1,475          4,325
                                                ============   ============   ============   ============

                                                   VKEmMkt      VKUSRealEst
                                                ------------   ------------
Investment activity:
   Reinvested dividends......................             --             --
   Mortality and expense risk charges
    (note 2).................................            (25)        (1,140)
                                                ------------   ------------
      Net investment income (loss)...........            (25)        (1,140)
                                                ------------   ------------
   Proceeds from mutual fund shares sold.....             25         11,139
   Cost of mutual fund shares sold...........            (25)        (9,779)
                                                ------------   ------------
      Realized gain (loss) on investments....             --          1,360
   Change in unrealized gain (loss)
    on investments...........................            176         24,868
                                                ------------   ------------
      Net gain (loss) on investments.........            176         26,228
                                                ------------   ------------
   Reinvested capital gains..................             --             --
                                                ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................            151         25,088
                                                ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                      ACVPIncGr
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $    (11,252)        (6,472)            89           (230)
   Realized gain (loss) on investments.......       (280,391)      (228,962)        (7,737)        (2,525)
   Change in unrealized gain (loss) on
    investments..............................        934,490       (463,362)        22,780        (14,355)
   Reinvested capital gains..................          2,443         15,380             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................        645,290       (683,416)        15,132        (17,110)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................         27,756         78,595          6,170          4,024
   Transfers between funds...................             --             --        (28,208)        (5,224)
   Surrenders (note 3).......................       (497,763)      (134,425)            --             --
   Deductions for surrender charges
    (note 2).................................        (32,565)            --             --             --
   Adjustment to maintain reserves...........          9,504         (6,190)            (9)            (7)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................       (493,068)       (62,020)       (22,047)        (1,207)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        152,222       (745,436)        (6,915)       (18,317)
Contract owners' equity beginning of
 period......................................      2,940,894      3,686,330         65,392         83,709
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $  3,093,116      2,940,894         58,477         65,392
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................        396,736        410,687          9,107          9,269
                                                ------------   ------------   ------------   ------------
   Units purchased...........................        106,248         30,427            674            206
   Units redeemed............................       (159,201)       (44,378)        (3,395)          (368)
                                                ------------   ------------   ------------   ------------
   Ending units..............................        343,783        396,736          6,386          9,107
                                                ============   ============   ============   ============

                                                          ACVPInt                      ACVPUltra
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003          2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (312)          (583)            --            (13)
   Realized gain (loss) on investments.......        (34,389)        (5,192)            --           (461)
   Change in unrealized gain (loss) on
    investments..............................         47,589        (17,154)            --             --
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         12,888        (22,929)            --           (474)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................         23,682          1,956             --             --
   Transfers between funds...................        (58,296)        (1,654)            --          5,731
   Surrenders (note 3).......................         (3,600)            --             --         (5,257)
   Deductions for surrender charges
    (note 2).................................           (236)            --             --             --
   Adjustment to maintain reserves...........             (3)            (7)            --             --
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (38,453)           295             --            474
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        (25,565)       (22,634)            --             --
Contract owners' equity beginning of
 period......................................         84,564        107,198             --             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         58,999         84,564             --             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         12,849         12,788             --             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................          2,931            374             --            521
   Units redeemed............................         (8,478)          (313)            --           (521)
                                                ------------   ------------   ------------   ------------
   Ending units..............................          7,302         12,849             --             --
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          ACVPVal                      ComGVITVal
                                                ---------------------------   ---------------------------
                                                   2003            2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (196)          (187)            (6)            (1)
   Realized gain (loss) on investments.......           (153)          (923)           (47)           (36)
   Change in unrealized gain (loss) on
    investments..............................         11,765         (9,462)         2,196         (1,704)
   Reinvested capital gains..................             --          3,206             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         11,416         (7,366)         2,143         (1,741)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --             --
   Transfers between funds...................         12,953         (6,643)            --          1,681
   Surrenders (note 3).......................         (1,721)            --             --             --
   Deductions for surrender charges
    (note 2).................................           (113)            --             --             --
   Adjustment to maintain reserves...........            (12)            (7)            (2)            (2)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         11,107         (6,650)            (2)         1,679
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         22,523        (14,016)         2,141            (62)
Contract owners' equity beginning of period..         36,550         50,566          7,236          7,298
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     59,073         36,550          9,377          7,236
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          3,324          3,962          1,127            839
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            926            192             --            288
   Units redeemed............................            (25)          (830)            --             --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          4,225          3,324          1,127          1,127
                                                ============   ============   ============   ============

                                                           CSLCapV                    DryMidCapIx
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............            (23)           (15)          (481)          (575)
   Realized gain (loss) on investments.......             (8)            (5)        (1,541)        (4,690)
   Change in unrealized gain (loss) on
    investments..............................            829         (1,063)        17,381         (5,070)
   Reinvested capital gains..................             --             --             --            451
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in
       contract owners' equity
       resulting from operations.............            798         (1,083)        15,359         (9,884)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --         11,695
   Transfers between funds...................             --             --          5,465        (13,092)
   Surrenders (note 3).......................             --             --             --         (5,642)
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (3)             1             (5)            (6)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................             (3)             1          5,460         (7,045)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity                    795         (1,082)        20,819        (16,929)
Contract owners' equity beginning
 of period...................................          3,394          4,476         46,783         63,712
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........          4,189          3,394         67,602         46,783
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................            419            419          4,334          4,929
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             --            440          1,289
   Units redeemed............................             --             --            (57)        (1,884)
                                                ------------   ------------   ------------   ------------
   Ending units..............................            419            419          4,717          4,334
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          DryEuroEq                    DrySmCapIxS
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $         --            (45)            (5)           (25)
   Realized gain (loss) on investments.......             --         (2,972)          (162)           374
   Change in unrealized gain (loss)
    on investments...........................             --          1,662             (7)             7
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................             --         (1,355)          (174)           356
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --          9,594
   Transfers between funds...................             --         (3,237)        (3,694)        (1,868)
   Surrenders (note 3).......................             --             --             --         (4,214)
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             --             (2)            (2)             2
                                                ------------   ------------   ------------   ------------
      Net equity transactions................             --         (3,239)        (3,696)         3,514
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........             --         (4,594)        (3,870)         3,870
Contract owners' equity beginning
 of period...................................             --          4,594          3,870             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $         --             --             --          3,870
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................             --            523            509             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             --             --            509
   Units redeemed............................             --           (523)          (509)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................             --             --             --            509
                                                ============   ============   ============   ============

                                                          DrySRGro                     DryStkIx
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............         (1,000)        (1,110)           212            (96)
   Realized gain (loss) on investments.......        (16,754)        (8,320)       (15,086)        (7,809)
   Change in unrealized gain (loss)
    on investments...........................         34,791        (24,779)        69,331        (57,166)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         17,037        (34,209)        54,457        (65,071)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................         12,753            (19)         8,098         11,586
   Transfers between funds...................        (28,223)            18        (34,127)         1,626
   Surrenders (note 3).......................             --             --           (411)            --
   Deductions for surrender charges
    (note 2).................................             --             --            (27)            --
   Adjustment to maintain reserves...........             (7)            (7)           (26)           (23)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (15,477)            (8)       (26,493)        13,189
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          1,560        (34,217)        27,964        (51,882)
Contract owners' equity beginning
 of period...................................         78,124        112,341        220,760        272,642
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         79,684         78,124        248,724        220,760
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         13,880         13,983         32,559         30,781
                                                ------------   ------------   ------------   ------------
   Units purchased...........................          1,824          1,024            944          1,778
   Units redeemed............................         (4,309)        (1,127)        (4,520)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................         11,395         13,880         28,983         32,559
                                                ============   ============   ============   ============

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         DryVIFApp                     FGVITHiInc
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (140)          (127)         1,227          1,168
   Realized gain (loss) on investments.......         (5,702)        (1,212)          (231)           (26)
   Change in unrealized gain (loss)
    on investments...........................         10,514         (6,536)         2,770           (880)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          4,672         (7,875)         3,766            262
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................          5,386             --            (40)           111
   Transfers between funds...................        (28,223)        (1,671)           624          2,417
   Surrenders (note 3).......................             --             --           (529)            --
   Deductions for surrender charges
    (note 2).................................             --             --            (35)            --
   Adjustment to maintain reserves...........             --             (7)            (2)             3
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (22,837)        (1,678)            18          2,531
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        (18,165)        (9,553)         3,784          2,793
Contract owners' equity beginning
 of period...................................         35,426         44,979         16,981         14,188
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     17,261         35,426         20,765         16,981
                  `                             ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          4,480          4,671          1,751          1,489
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            570            225             75            262
   Units redeemed............................         (3,223)          (416)           (50)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          1,827          4,480          1,776          1,751
                                                ============   ============   ============   ============

                                                        FedQualBd                       FidVIPEIS
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............          3,448          2,148            124            172
   Realized gain (loss) on investments.......          7,480          3,227         (3,133)          (210)
   Change in unrealized gain (loss)
    on investments...........................         (5,925)         3,848         23,771        (16,043)
   Reinvested capital gains..................             --          1,513             --          1,709
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          5,003         10,736         20,762        (14,372)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................        (19,642)           (38)           (38)           692
   Transfers between funds...................        (81,999)        43,614           (478)         6,612
   Surrenders (note 3).......................         (2,897)       (23,338)          (871)            --
   Deductions for surrender charges
    (note 2).................................           (189)            --            (57)            --
   Adjustment to maintain reserves...........             (7)            (5)            (1)           (11)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................       (104,734)        20,233         (1,445)         7,293
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        (99,731)        30,969         19,317         (7,079)
Contract owners' equity beginning
 of period...................................        144,073        113,104         67,252         74,331
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         44,342        144,073         86,569         67,252
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         11,566          9,786          7,940          7,182
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --          2,275            112            758
   Units redeemed............................         (8,116)          (495)           (92)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          3,450         11,566          7,960          7,940
                                                ============   ============   ============   ============

                                     14

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         FidVIPGrS                     FidVIPHIS
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $     (1,699)        (1,982)           409          1,088
   Realized gain (loss) on investments.......         (5,891)       (20,917)         2,916         (4,617)
   Change in unrealized gain (loss) on
    investments..............................         45,882        (38,836)         3,378          3,642
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         38,292        (61,735)         6,703            113
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --          6,742         31,405             --
   Transfers between funds...................          3,416        (10,948)       (28,248)        (1,610)
   Surrenders (note 3).......................         (2,221)            --             --             --
   Deductions for surrender charges
    (note 2).................................           (145)            --             --             --
   Adjustment to maintain reserves...........            (12)           (18)            (6)             1
                                                ------------   ------------   ------------   ------------
      Net equity transactions................          1,038         (4,224)         3,151         (1,609)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         39,330        (65,959)         9,854         (1,496)
Contract owners' equity beginning
 of period...................................        127,005        192,964         10,182         11,678
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $    166,335        127,005         20,036         10,182
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         21,165         22,131          1,450          1,699
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            435             69          3,572             --
   Units redeemed............................           (428)        (1,035)        (2,743)          (249)
                                                ------------   ------------   ------------   ------------
   Ending units..............................         21,172         21,165          2,279          1,450
                                                ============   ============   ============   ============

                                                         FidVIPOvS                     FidVIPConS
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (162)          (190)          (884)          (564)
   Realized gain (loss) on investments.......           (879)        (6,304)        (1,717)        (3,794)
   Change in unrealized gain (loss) on
    investments..............................         10,054           (388)        23,312         (5,539)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          9,013         (6,882)        20,711         (9,897)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --             --
   Transfers between funds...................             --         (6,704)        (4,321)        (3,297)
   Surrenders (note 3).......................         (1,661)            --         (2,870)            --
   Deductions for surrender charges
    (note 2).................................           (109)            --           (188)            --
   Adjustment to maintain reserves...........             (3)            --             (5)            (4)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (1,773)        (6,704)        (7,384)        (3,301)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          7,240        (13,586)        13,327        (13,198)
Contract owners' equity beginning
 of period...................................         22,197         35,783         79,600         92,798
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         29,437         22,197         92,927         79,600
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          3,686          4,667          9,529          9,921
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             --             --              1
   Units redeemed............................           (224)          (981)          (739)          (393)
                                                ------------   ------------   ------------   ------------
   Ending units..............................          3,462          3,686          8,790          9,529
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrOPS                  FidVIPValStS
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (178)          (116)           (43)            --
   Realized gain (loss) on investments.......           (733)          (173)             6             --
   Change in unrealized gain (loss) on
    investments..............................          6,668         (6,115)         1,022             --
   Reinvested capital gains..................             --             --             47             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          5,757         (6,404)         1,032             --
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --             --
   Transfers between funds...................           (844)            --          6,800
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (1)            (3)             5             --
                                                ------------   ------------   ------------   ------------
      Net equity transactions................           (845)            (3)         6,805             --
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          4,912         (6,407)         7,837             --
Contract owners' equity beginning
 of period...................................         21,438         27,845             --             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     26,350         21,438          7,837             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          3,807          3,807             --             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             --            677             --
   Units redeemed............................           (147)            --             --             --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          3,660          3,807            677             --
                                                ============   ============   ============   ============

                                                        GVITEmMrkts                   GVITGIHlth
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (137)           (96)           (79)           (12)
   Realized gain (loss) on investments.......         (1,043)           (36)         1,059            (41)
   Change in unrealized gain (loss) on
    investments..............................         10,376         (1,587)           124           (226)
   Reinvested capital gains..................             --             --            219             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          9,196         (1,719)         1,323           (279)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --          5,419
   Transfers between funds...................          3,947          8,019         (2,973)        (1,494)
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             --              1             --             (2)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................          3,947          8,020         (2,973)         3,923
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         13,143          6,301         (1,650)         3,644
Contract owners' equity beginning
 of period...................................         14,450          8,149          3,644             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         27,593         14,450          1,994          3,644
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          2,130          1,004            441             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            366          1,126             --            441
   Units redeemed............................             --             --           (262)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          2,496          2,130            179            441
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITGITech                     GVITGvtBd
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (174)           (25)         3,713          6,623
   Realized gain (loss) on investments.......         (2,047)           (60)         8,477          1,682
   Change in unrealized gain (loss)
    on investments...........................          3,801         (2,149)        (9,532)         9,783
   Reinvested capital gains..................             --             --            350          2,059
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,580         (2,234)         3,008         20,147
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --        (19,418)         6,136
   Transfers between funds...................         34,540             --       (145,490)        70,337
   Surrenders (note 3).......................         (1,039)            --             --             --
   Deductions for surrender charges
    (note 2).................................            (68)            --             --             --
   Adjustment to maintain reserves...........             (1)            (1)           (12)           (21)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         33,432             (1)      (164,920)        76,452
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         35,012         (2,235)      (161,912)        96,599
Contract owners' equity beginning of
 period......................................          2,892          5,127        267,934        171,335
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     37,904          2,892        106,022        267,934
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          1,514          1,514         21,004         14,698
                                                ------------   ------------   ------------   ------------
   Units purchased...........................         11,812             --             --          6,306
   Units redeemed............................           (364)            --        (12,740)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................         12,962          1,514          8,264         21,004
                                                ============   ============   ============   ============

                                                         GVITGrowth                    GVITIntGro
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (528)          (658)            (6)            --
   Realized gain (loss) on investments.......        (22,734)        (1,124)            (4)        (1,782)
   Change in unrealized gain (loss)
    on investments...........................         33,795        (14,928)           140          1,487
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         10,533        (16,710)           130           (295)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................         15,470            584             --             --
   Transfers between funds...................        (28,223)            --          2,003             --
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (3)            (3)             2            295
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (12,756)           581          2,005            295
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         (2,223)       (16,129)         2,135             --
Contract owners' equity beginning of
 period......................................         39,535         55,664             --             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         37,312         39,535          2,135             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         10,487         10,377             --             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................          3,135            110            329             --
   Units redeemed............................         (6,060)            --             --             --
                                                ------------   ------------   ------------   ------------
   Ending units..............................          7,562         10,487            329             --
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITMyMkt                     GVITLead
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $     (1,923)          (565)           (24)            12
   Realized gain (loss) on investments.......             --             --              4         (1,143)
   Change in unrealized gain (loss)
    on investments...........................             --             --            534             --
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         (1,923)          (565)           514         (1,131)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................       (110,922)         2,735             --             --
   Transfers between funds...................        551,538        (77,960)         3,410         11,789
   Surrenders (note 3).......................       (453,767)       (73,003)            --        (10,658)
   Deductions for surrender charges
    (note 2).................................        (29,686)            --             --             --
   Adjustment to maintain reserves...........          9,679         (4,423)            --             --
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (33,158)      (152,651)         3,410          1,131
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        (35,081)      (153,216)         3,924             --
Contract owners' equity beginning of
 period......................................        250,433        403,649             --             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $    215,352        250,433          3,924             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         23,287         37,457             --             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................         55,467              1            379             --
   Units redeemed............................        (58,571)       (14,171)            --             --
                                                ------------   ------------   ------------   ------------
   Ending units..............................         20,183         23,287            379             --
                                                ------------   ------------   ------------   ------------

                                                        NWGVITStrVal                   GVITSmCapGr
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............            (47)           (48)          (370)          (492)
   Realized gain (loss) on investments.......            (10)           (11)          (186)        (6,826)
   Change in unrealized gain (loss)
    on investments...........................          1,176         (1,029)         7,992         (8,382)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,119         (1,088)         7,436        (15,700)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --              6
   Transfers between funds...................             --             --             --        (11,501)
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             --             (1)            (3)          (657)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................             --             (1)            (3)       (12,152)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          1,119         (1,089)         7,433        (27,852)
Contract owners' equity beginning of
 period......................................          3,033          4,122         22,949         50,801
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........          4,152          3,033         30,382         22,949
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................            377            377          2,912          4,240
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             --             --             --
   Units redeemed............................             --             --             --         (1,328)
                                                ------------   ------------   ------------   ------------
   Ending units..............................            377            377          2,912          2,912
                                                ------------   ------------   ------------   ------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITSmCapVal                  GVITSmComp
                                                ---------------------------   ---------------------------
Investment activity:                                2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
   Net investment income (loss)..............   $     (1,853)        (1,753)        (1,165)        (1,292)
   Realized gain (loss) on investments.......        (11,990)       (10,582)        (7,173)        (6,334)
   Change in unrealized gain (loss) on
    investments..............................         73,140        (35,477)        36,094        (10,576)
   Reinvested capital gains..................             --          3,455             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         59,297        (44,357)        27,756        (18,202)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from contract
    owners (note 3)..........................             --          2,112          2,971            (35)
   Transfers between funds...................         67,700        (10,291)       (23,492)        (5,750)
   Surrenders (note 3).......................         (6,933)            --             --             --
   Deductions for surrender charges
    (note 2).................................           (454)            --             --             --
   Adjustment to maintain reserves...........              2            (23)            (8)            (8)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         60,315         (8,202)       (20,529)        (5,793)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        119,612        (52,559)         7,227        (23,995)
Contract owners' equity beginning of period..         98,698        151,257         83,106        107,101
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $    218,310         98,698         90,333         83,106
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          8,918          9,815          7,826          8,221
                                                ------------   ------------   ------------   ------------
   Units purchased...........................          4,416          1,652            461          1,001
   Units redeemed............................           (580)        (2,549)        (2,169)        (1,396)
                                                ------------   ------------   ------------   ------------
   Ending units..............................         12,754          8,918          6,118          7,826
                                                ============   ============   ============   ============

                                                         GVITTotRt                     GVITUSGro
                                                ---------------------------   ---------------------------
Investment activity:                                2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
   Net investment income (loss)..............           (848)          (585)          (154)            --
   Realized gain (loss) on investments.......         (7,407)       (12,523)            27             --
   Change in unrealized gain (loss) on
    investments..............................         31,685         (8,400)         1,751             --
   Reinvested capital gains..................             --             --          1,827             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         23,430        (21,508)         3,451             --
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from contract
    owners (note 3)..........................             --            584             --             --
   Transfers between funds...................         (6,298)         2,580         24,094             --
   Surrenders (note 3).......................             --         (5,449)            --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (5)           (17)             1             --
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (6,303)        (2,302)        24,095             --
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         17,127        (23,810)        27,546             --
Contract owners' equity beginning of period..         92,712        116,522             --             --
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........        109,839         92,712         27,546             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         12,545         12,848             --             --
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            629            177          2,253             --
   Units redeemed............................         (1,353)          (480)            --             --
                                                ------------   ------------   ------------   ------------
   Ending units..............................         11,821         12,545          2,253             --
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         GVITWLead                      JPMorBal
                                                ---------------------------   ---------------------------
Investment activity:                                2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
   Net investment income (loss)..............   $        (68)           (20)           198            450
   Realized gain (loss) on investments.......           (523)        (1,781)          (346)          (179)
   Change in unrealized gain (loss) on
    investments..............................          1,982           (291)         8,743         (8,000)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,391         (2,092)         8,595         (7,729)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from contract
    owners (note 3)..........................             --             --              3             54
   Transfers between funds...................           (768)         2,866           (333)        18,655
   Surrenders (note 3).......................             --         (2,572)          (846)            --
   Deductions for surrender charges
    (note 2).................................             --             --            (55)            --
   Adjustment to maintain reserves...........              5             --             (5)            (4)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................           (763)           294         (1,236)        18,705
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........            628         (1,798)         7,359         10,976
Contract owners' equity beginning of period..          5,005          6,803         51,558         40,582
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $      5,633          5,005         58,917         51,558
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................            863            863          6,348          4,320
                                                ------------   ------------   ------------   ------------
   Units purchased...........................              1             --             --          2,028
   Units redeemed............................           (140)            --           (135)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................            724            863          6,213          6,348
                                                ============   ============   ============   ============

                                                          JanCapAp                     JanGITech
                                                ---------------------------   ---------------------------
Investment activity:                                2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
   Net investment income (loss)..............         (1,731)        (1,759)          (753)          (989)
   Realized gain (loss) on investments.......         (5,490)       (11,594)       (50,703)        (5,117)
   Change in unrealized gain (loss) on
    investments..............................         33,147        (16,497)        72,749        (31,786)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         25,926        (29,850)        21,293        (37,892)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from contract
    owners (note 3)..........................             --             --         19,056             --
   Transfers between funds...................         (4,342)       (11,792)       (48,839)          (834)
   Surrenders (note 3).......................             --             --         (1,122)            --
   Deductions for surrender charges
    (note 2).................................             --             --            (73)            --
   Adjustment to maintain reserves...........             (2)          (870)             2         (2,095)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (4,344)       (12,662)       (30,976)        (2,929)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         21,582        (42,512)        (9,683)       (40,821)
Contract owners' equity beginning of period..        140,522        183,034         54,808         95,629
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........        162,104        140,522         45,125         54,808
CHANGES IN UNITS:                               ============   ============   ============   ============
   Beginning units...........................         27,048         29,207         23,431         23,812
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --             67          5,640             --
   Units redeemed............................           (731)        (2,226)       (15,715)          (381)
                                                ------------   ------------   ------------   ------------
   Ending units..............................         26,317         27,048         13,356         23,431
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         JanIntGro                   MGVITMultiSec
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (283)          (586)           994            923
   Realized gain (loss) on investments.......         (5,103)        (8,719)            38             17
   Change in unrealized gain (loss) on
    investments..............................         25,579        (15,445)         1,462            359
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         20,193        (24,750)         2,494          1,299
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --            (12)            --             --
   Transfers between funds...................         (3,974)          (889)          (294)          (861)
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........              6           (134)            (7)             1
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (3,968)        (1,035)          (301)          (860)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         16,225        (25,785)         2,193            439
Contract owners' equity beginning
 of period...................................         65,000         90,785         23,700         23,261
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     81,225         65,000         25,893         23,700
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         14,399         14,723          2,053          2,130
                                                ------------   ------------   ------------   ------------
   Units purchased...........................              1          1,289             --             --
   Units redeemed............................           (837)        (1,613)           (24)           (77)
                                                ------------   ------------   ------------   ------------
   Ending units..............................         13,563         14,399          2,029          2,053
                                                ============   ============   ============   ============

                                                        NBAMTGuard                     NBAMTMCGr
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............            (53)           (70)          (661)          (906)
   Realized gain (loss) on investments.......           (425)        (1,458)        (5,530)       (13,469)
   Change in unrealized gain (loss) on
    investments..............................          2,462         (2,018)        17,082        (11,219)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,984         (3,546)        10,891        (25,594)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --          2,073             --             20
   Transfers between funds...................         (2,798)        (5,164)            --         (5,107)
   Surrenders (note 3).......................             --             --         (4,715)        (2,932)
   Deductions for surrender charges
    (note 2).................................             --             --           (308)            --
   Adjustment to maintain reserves...........             (3)             4             (2)            (4)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (2,801)        (3,087)        (5,025)        (8,023)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........           (817)        (6,633)         5,866        (33,617)
Contract owners' equity beginning
 of period...................................          7,683         14,316         47,576         81,193
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........          6,866          7,683         53,442         47,576
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................            942          1,273          6,789          8,072
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --            132             --              3
   Units redeemed............................           (294)          (463)          (750)        (1,286)
                                                ------------   ------------   ------------   ------------
   Ending units..............................            648            942          6,039          6,789
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTPart                    OppAggGro
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (174)          (122)        (1,044)          (673)
   Realized gain (loss) on investments.......            (38)        (1,136)       (48,617)       (13,501)
   Change in unrealized gain (loss) on
    investments..............................          3,825         (3,183)        66,478        (19,932)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          3,613         (4,441)        16,817        (34,106)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --         33,688             --
   Transfers between funds...................          2,003         (2,053)       (58,782)        (5,263)
   Surrenders (note 3).......................             --             --         (2,877)            --
   Deductions for surrender charges
    (note 2).................................             --             --           (188)            --
   Adjustment to maintain reserves...........             --             (2)            (6)            (9)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................          2,003         (2,055)       (28,165)        (5,272)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          5,616         (6,496)       (11,348)       (39,378)
Contract owners' equity beginning
 of period...................................         10,473         16,969         80,667        120,045
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $     16,089         10,473         69,319         80,667
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          1,350          1,636         13,157         13,940
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            207             --          4,437             --
   Units redeemed............................             --           (286)        (8,464)          (783)
                                                ------------   ------------   ------------   ------------
   Ending units..............................          1,557          1,350          9,130         13,157
                                                ============   ============   ============   ============

                                                          OppCapAp                    OppGlSec
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (953)        (1,009)          (349)          (430)
   Realized gain (loss) on investments.......        (25,747)        (6,784)        (2,898)       (12,278)
   Change in unrealized gain (loss) on
    investments..............................         53,119        (35,681)        20,987         (2,249)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         26,419        (43,474)        17,740        (14,957)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................         17,993          2,112             --          6,136
   Transfers between funds...................        (58,437)        (8,711)         8,642         (2,937)
   Surrenders (note 3).......................             --             --         (2,822)            --
   Deductions for surrender charges
    (note 2).................................             --             --           (185)            --
   Adjustment to maintain reserves...........            (18)           (14)            40          1,806
                                                ------------   ------------   ------------   ------------
      Net equity transactions................        (40,462)        (6,613)         5,675          5,005
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........        (14,043)       (50,087)        23,415         (9,952)
Contract owners' equity beginning
 of period...................................        109,886        159,973         43,065         53,017
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         95,843        109,886         66,480         43,065
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         13,977         14,674          6,802          6,429
                                                ------------   ------------   ------------   ------------
   Units purchased...........................          1,773            168            968            374
   Units redeemed............................         (6,308)          (865)          (324)            (1)
                                                ------------   ------------   ------------   ------------
   Ending units..............................          9,442         13,977          7,446          6,802
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         OppMSGrInc                   SGVITMdCpGr
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $       (748)        (1,253)          (171)          (352)
   Realized gain (loss) on investments.......         (6,357)        (6,453)          (422)       (21,396)
   Change in unrealized gain (loss) on
    investments..............................         47,108        (34,591)         4,541          7,453
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         40,003        (42,297)         3,948        (14,295)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................              2             21             --             96
   Transfers between funds...................         (5,228)        (3,292)            --        (15,904)
   Surrenders (note 3).......................         (2,905)            --           (730)        (1,360)
   Deductions for surrender charges
    (note 2).................................           (190)            --            (48)            --
   Adjustment to maintain reserves...........            (16)           (19)            (2)            (2)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................         (8,337)        (3,290)          (780)       (17,170)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         31,666        (45,587)         3,168        (31,465)
Contract owners' equity beginning of
 period......................................        165,063        210,650         10,354         41,819
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $    196,729        165,063         13,522         10,354
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................         23,246         23,752          2,044          5,127
                                                ------------   ------------   ------------   ------------
   Units purchased...........................             --          1,087             --             --
   Units redeemed............................         (1,072)        (1,593)          (112)        (3,083)
                                                ------------   ------------   ------------   ------------
   Ending units..............................         22,174         23,246          1,932          2,044
                                                ============   ============   ============   ============

                                                           StOpp2                     TurnGVITGro
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............           (916)          (788)            (1)           (45)
   Realized gain (loss) on investments.......         (1,263)       (15,064)          (846)        (2,766)
   Change in unrealized gain (loss) on
    investments..............................         23,480        (12,722)           873            419
   Reinvested capital gains..................             --          1,326             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         21,301        (27,248)            26         (2,392)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             40          2,117             --             --
   Transfers between funds...................          2,146         (6,768)            --         (2,845)
   Surrenders (note 3).......................         (2,166)            --         (1,060)            --
   Deductions for surrender charges
    (note 2).................................           (142)            --            (69)            --
   Adjustment to maintain reserves...........             (7)           115             (2)             3
                                                ------------   ------------   ------------   ------------
      Net equity transactions................           (129)        (4,536)        (1,131)        (2,842)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........         21,172        (31,784)        (1,105)        (5,234)
Contract owners' equity beginning of
 period......................................         60,671         92,455          1,105          6,339
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........         81,843         60,671             --          1,105
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................          9,051          9,952            516          1,668
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            253             21             --              1
   Units redeemed............................           (266)          (922)          (516)        (1,153)
                                                ------------   ------------   ------------   ------------
   Ending units..............................          9,038          9,051             --            516
                                                ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         VEWrldEMkt                    VEWrldHAs
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............   $        (36)           (16)          (123)          (241)
   Realized gain (loss) on investments.......              4           (215)          (697)          (864)
   Change in unrealized gain (loss) on
    investments..............................          1,507             15          5,145         (1,952)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................          1,475           (216)         4,325         (3,057)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --          1,047             --
   Transfers between funds...................          1,139            801        (38,624)        11,377
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (5)             1             (3)            (3)
                                                ------------   ------------   ------------   ------------
      Net equity transactions................          1,134            802        (37,580)        11,374
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          2,609            586        (33,255)         8,317
Contract owners' equity beginning
 of period...................................          1,427            841         38,505         30,188
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........   $      4,036          1,427          5,250         38,505
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................            172             97          4,018          3,018
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            148             75             76          1,000
   Units redeemed............................             --             --         (3,711)            --
                                                ------------   ------------   ------------   ------------
   Ending units..............................            320            172            383          4,018
                                                ============   ============   ============   ============

                                                          VKEmMkt                     VKMidCapG
                                                ---------------------------   ---------------------------
                                                    2003           2002           2003           2002
                                                ------------   ------------   ------------   ------------
Investment activity:
   Net investment income (loss)..............            (25)            --             --            (32)
   Realized gain (loss) on investments.......             --             --             --         (1,107)
   Change in unrealized gain (loss) on
    investments..............................            176             --             --            (88)
   Reinvested capital gains..................             --             --             --             --
                                                ------------   ------------   ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................            151             --             --         (1,227)
                                                ------------   ------------   ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             --             --             --             --
   Transfers between funds...................          3,300             --             --         (2,296)
   Surrenders (note 3).......................             --             --             --             --
   Deductions for surrender charges
    (note 2).................................             --             --             --             --
   Adjustment to maintain reserves...........             (5)            --             --              1
                                                ------------   ------------   ------------   ------------
      Net equity transactions................          3,295             --             --         (2,295)
                                                ------------   ------------   ------------   ------------
Net change in contract owners' equity........          3,446             --             --         (3,522)
Contract owners' equity beginning
 of period...................................             --             --             --          3,522
                                                ------------   ------------   ------------   ------------
Contract owners' equity end of period........          3,446             --             --             --
                                                ============   ============   ============   ============
CHANGES IN UNITS:
   Beginning units...........................             --             --             --            587
                                                ------------   ------------   ------------   ------------
   Units purchased...........................            188             --             --             --
   Units redeemed............................             --             --             --           (587)
                                                ------------   ------------   ------------   ------------
   Ending units..............................            188             --             --             --
                                                ============   ============   ============   ============

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        VKUSRealEst
                                                ---------------------------
                                                    2003           2002
                                                ------------   ------------
Investment activity:
   Net investment income (loss)..............   $     (1,140)         1,620
   Realized gain (loss) on investments.......          1,360            267
   Change in unrealized gain (loss) on
    investments..............................         24,868         (8,539)
   Reinvested capital gains..................             --          1,661
                                                ------------   ------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations............................         25,088         (4,991)
                                                ------------   ------------
Equity transactions:
   Purchase payments received from
    contract owners (note 3).................             52          2,094
   Transfers between funds...................         (8,164)        49,537
   Surrenders (note 3).......................             --             --
   Deductions for surrender charges
    (note 2).................................             --             --
   Adjustment to maintain reserves...........            (17)            (3)
                                                ------------   ------------
      Net equity transactions................         (8,129)        51,628
                                                ------------   ------------
Net change in contract owners' equity........         16,959         46,637
Contract owners' equity beginning
 of period...................................         73,613         26,976
                                                ------------   ------------
Contract owners' equity end of period........   $     90,572         73,613
                                                ============   ============
CHANGES IN UNITS:
   Beginning units...........................          5,607          2,010
                                                ------------   ------------
   Units purchased...........................            129          3,597
   Units redeemed............................           (648)            --
                                                ------------   ------------
   Ending units..............................          5,088          5,607
                                                ============   ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-10
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt)
                 *American Century VP Ultra - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Comstock GVIT Value Fund - Class I (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                 *Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                 *Credit Suisse Trust - International Focus Portfolio
                   (CSIntEq)
                  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolios of the Dreyfus GVIT;
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                 *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                 *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)

               Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series (IS);
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class
                   (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOPS)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class (FidVIPValStS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
                 *Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                   (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                 *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                   (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

               J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                   (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                   (OppGlSec)
                  Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                   Class (OppMSGrInc)

               Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

               Strong Opportunity Fund II, Inc. (StOpp2)

              *Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds, Inc. (Van
                Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) *Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

          At December 31, 2003, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $31,445 and $78,332, respectively, and total loans and exchanges from the Account to the fixed account were $31,215 and $134,425, respectively.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended December 31, 2003 and the period December 15, 1999 (commencement of operations) through December 31, 1999.

                                        Contract                                 Contract      Investment
                                         Expense                    Unit          Owners'        Income         Total
                                          Rate*       Units      Fair Value       Equity         Ratio**       Return***
                                        --------   ----------   ------------   ------------   ------------   ------------
American Century VP Income & Growth Fund - Class I
   2003 .............................       1.40%       6,386   $   9.157113   $     58,477           1.53%         27.54%
   2002 .............................       1.40%       9,108       7.179590         65,392           1.08%        -20.50%
   2001 .............................       1.40%       9,269       9.031047         83,709           0.88%         -9.64%
   2000 .............................       1.40%       8,026       9.994986         80,220           0.00%        -11.86%
American Century VP International Fund - Class I
   2003 .............................       1.40%       7,302       8.079877         58,999           0.92%         22.77%
   2002 .............................       1.40%      12,849       6.581398         84,564           0.78%        -21.49%
   2001 .............................       1.40%      12,788       8.382669        107,198           0.10%        -30.17%
   2000 .............................       1.40%       9,575      12.004879        114,947           0.00%        -17.98%
American Century VP Value Fund - Class I
   2003 .............................       1.40%       4,225      13.981741         59,073           0.93%         27.15%
   2002 .............................       1.40%       3,324      10.995838         36,550           1.14%        -13.84%
   2001 .............................       1.40%       3,962      12.762833         50,566           0.00%         11.23%
Comstock GVIT Value Fund - Class I
   2003 .............................       1.40%       1,127       8.320258          9,377           1.32%         29.59%
   2002 .............................       1.40%       1,127       6.420208          7,236           1.27%        -26.19%
   2001 .............................       1.40%         839       8.698632          7,298           1.74%        -13.39%
   2000 .............................       1.40%         489      10.043488          4,911           0.49%        -11.87%
Credit Suisse Trust - Large Cap Value Portfolio
   2003 .............................       1.40%         419       9.997094          4,189           0.77%         23.41%
   2002 .............................       1.40%         419       8.100504          3,394           1.02%        -24.17%
   2001 .............................       1.40%         419      10.682924          4,476           0.00%         -0.48%
   2000 .............................       1.40%         419      10.734004          4,498           2.09%          7.39%
Dreyfus GVIT Mid Cap Index Fund - Class I
   2003 .............................       1.40%       4,717      14.331619         67,602           0.48%         32.77%
   2002 .............................       1.40%       4,334      10.794460         46,783           0.36%        -16.49%
   2001 .............................       1.40%       4,929      12.926038         63,712           0.68%         -2.70%
Dreyfus IP - European Equity Portfolio
   2001 .............................       1.40%         523       8.783001          4,594           0.72%        -29.14%
   2000 .............................       1.40%         436      12.394036          5,404           0.42%         -3.35%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002 .............................       1.40%         509       7.603573          3,870           0.31%        -23.96% 5/1/02
Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   2003 .............................       1.40%      11,395       6.992920         79,684           0.11%         24.24%
   2002 .............................       1.40%      13,880       5.628516         78,124           0.22%        -29.94%
   2001 .............................       1.40%      13,983       8.034090        112,341           0.07%        -23.67%
   2000 .............................       1.40%      10,077      10.525008        106,061           1.62%        -12.27%
Dreyfus Stock Index Fund
   2003 .............................       1.40%      28,983       8.581727        248,724           1.49%         26.57%
   2002 .............................       1.40%      32,559       6.780318        220,760           1.34%        -23.45%
   2001 .............................       1.40%      30,781       8.857475        272,642           1.45%        -13.42%
   2000 .............................       1.40%      12,219      10.230170        125,002           1.06%        -10.54%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2003 .............................       1.40%       1,827       9.447547         17,261           0.84%         19.47%
   2002 .............................       1.40%       4,480       7.907593         35,426           1.09%        -17.88%
   2001 .............................       1.40%       4,671       9.629488         44,979           0.95%        -10.59%
   2000 .............................       1.40%       3,423      10.769627         36,864           1.31%         -2.03%

                                        Contract                                 Contract      Investment
                                         Expense                    Unit          Owners'        Income          Total
                                          Rate*       Units      Fair Value       Equity         Ratio**       Return***
                                        --------   ----------   ------------   ------------   ------------   ------------
Federated GVIT High Income Bond Fund - Class I
   2003 .............................       1.40%       1,776   $  11.692144   $     20,765           7.51%         20.56%
   2002 .............................       1.40%       1,751       9.698125         16,981           8.97%          1.78%
   2001 .............................       1.40%       1,489       9.528493         14,188          14.75%          2.75%
   2000 .............................       1.40%         461       9.273545          4,275           7.93%         -9.55%
Federated Quality Bond Fund II - Primary Shares
   2003 .............................       1.40%       3,450      12.852793         44,342           4.88%          3.18%
   2002 .............................       1.40%      11,566      12.456595        144,073           3.14%          7.78%
   2001 .............................       1.40%       9,786      11.557776        113,104           2.65%          6.49%
   2000 .............................       1.40%      10,066      10.852961        109,246           0.00%          8.91%
Fidelity/(R)/ VIP - Equity-Income Portfolio: Service Class
   2003 .............................       1.40%       7,960      10.875446         86,569           1.56%         28.40%
   2002 .............................       1.40%       7,940       8.470071         67,252           1.68%        -18.16%
   2001 .............................       1.40%       7,182      10.349678         74,331           1.44%         -6.43%
   2000 .............................       1.40%       4,066      11.060358         44,971           0.00%          6.80%
Fidelity/(R)/ VIP - Growth Portfolio: Service Class
   2003 .............................       1.40%      21,172       7.856387        166,335           0.19%         30.92%
   2002 .............................       1.40%      21,165       6.000703        127,005           0.15%        -31.18%
   2001 .............................       1.40%      22,131       8.719157        192,964           0.00%        -18.89%
   2000 .............................       1.40%      12,108      10.749298        130,153           0.01%        -12.31%
Fidelity/(R)/ VIP - High Income Portfolio: Service Class
   2003 .............................       1.40%       2,279       8.791518         20,036           3.12%         25.19%
   2002 .............................       1.40%       1,450       7.022305         10,182          11.21%          2.17%
   2001 .............................       1.40%       1,699       6.873318         11,678          16.19%        -13.14%
   2000 .............................       1.40%         447       7.912811          3,537           0.00%        -23.69%
Fidelity/(R)/ VIP - Overseas Portfolio: Service Class
   2003 .............................       1.40%       3,462       8.502985         29,437           0.75%         41.20%
   2002 .............................       1.40%       3,686       6.021853         22,197           0.68%        -21.46%
   2001 .............................       1.40%       4,667       7.667226         35,783           4.49%        -22.38%
   2000 .............................       1.40%       3,434       9.878160         33,922           0.08%        -20.28%
Fidelity/(R)/ VIP II - Contrafund Portfolio: Service Class
   2003 .............................       1.40%       8,790      10.571894         92,927           0.36%         26.56%
   2002 .............................       1.40%       9,529       8.353442         79,600           0.75%        -10.69%
   2001 .............................       1.40%       9,921       9.353696         92,798           0.79%        -13.60%
   2000 .............................       1.40%       6,693      10.825529         72,455           0.05%         -8.01%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio: Service Class
   2003 .............................       1.40%       3,660       7.199376         26,350           0.63%         27.85%
   2002 .............................       1.40%       3,807       5.631197         21,438           0.90%        -23.01%
   2001 .............................       1.40%       3,807       7.314276         27,845           0.26%        -15.64%
   2000 .............................       1.40%       3,324       8.670739         28,822           0.00%        -18.33%
Fidelity/(R)/ VIP III - Value Strategies Portfolio: Service Class
   2003 .............................       1.40%         677      11.575660          7,837           0.00%         55.60%
Gartmore GVIT Emerging Markets Fund - Class I
   2003 .............................       1.40%       2,496      11.054993         27,593           0.61%         62.95%
   2002 .............................       1.40%       2,130       6.784099         14,450           0.22%        -16.42%
   2001 .............................       1.40%       1,004       8.116661          8,149           1.20%         -6.52%
Gartmore GVIT Global Health Sciences Fund - Class I
   2003 .............................       1.40%         179      11.137212          1,994           0.00%         34.80%
   2002 .............................       1.40%         441       8.262252          3,644           0.00%        -17.38% 5/1/02
Gartmore GVIT Global Technology and Communications Fund - Class I
   2003 .............................       1.40%      12,962       2.924207         37,904           0.00%         53.06%
   2002 .............................       1.40%       1,514       1.910471          2,892           0.67%        -43.58%
   2001 .............................       1.40%       1,514       3.386452          5,127           0.00%        -43.53%
Gartmore GVIT Government Bond Fund - Class I
   2003 .............................       1.40%       8,264      12.829335        106,022           3.31%          0.57%
   2002 .............................       1.40%      21,004      12.756340        267,934           4.41%          9.43%
   2001 .............................       1.40%      14,698      11.657054        171,335           6.35%          5.75%
   2000 .............................       1.40%       9,659      11.023698        106,478           3.00%         10.97%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        Contract                                 Contract      Investment
                                        Expense                     Unit          Owners'        Income         Total
                                         Rate*        Units      Fair Value       Equity         Ratio**      Return***
                                        --------   ----------   ------------   ------------   ------------   ------------
Gartmore GVIT Growth Fund - Class I
   2003 .............................       1.40%       7,562   $   4.934135   $     37,312           0.02%         30.88%
   2002 .............................       1.40%      10,487       3.769867         39,535           0.00%        -29.72%
   2001 .............................       1.40%      10,377       5.364127         55,664           0.00%        -29.15%
   2000 .............................       1.40%       4,555       7.570947         34,486           0.01%        -27.56%
Gartmore GVIT International Growth Fund - Class I
   2003 .............................       1.40%         329       6.489005          2,135           0.00%         33.73%
Gartmore GVIT Money Market Fund - Class I
   2003 .............................       1.40%      20,183      10.669965        215,352           0.63%         -0.78%
   2002 .............................       1.40%      23,287      10.754184        250,433           1.12%         -0.21%
   2001 .............................       1.40%      37,457      10.776329        403,649           3.02%          2.15%
   2000 .............................       1.40%     117,676      10.550029      1,241,485           4.96%          4.55%
   1999 .............................       1.40%       6,004      10.090878         60,586           0.35%          0.91% 9/30/99
Gartmore GVIT Nationwide(R) Leaders Fund - Class I
   2003 .............................       1.40%         379      10.353389          3,924           0.06%         23.64%
Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
   2003 .............................       1.40%         377      11.012816          4,152           0.04%         36.87%
   2002 .............................       1.40%         377       8.046365          3,033           0.03%        -26.41%
   2001 .............................       1.40%         377      10.933371          4,122           0.47%         -4.62%
   2000 .............................       1.40%         377      11.462858          4,321           1.34%          6.11%
Gartmore GVIT Small Cap Growth Fund - Class I
   2003 .............................       1.40%       2,912      10.433337         30,382           0.00%         32.39%
   2002 .............................       1.40%       2,912       7.880865         22,949           0.00%        -34.22%
   2001 .............................       1.40%       4,240      11.981329         50,801           0.00%        -12.10%
   2000 .............................       1.40%       1,875      13.629995         25,556           0.00%        -17.34%
Gartmore GVIT Small Cap Value Fund - Class I
   2003 .............................       1.40%      12,754      17.116946        218,310           0.00%         54.66%
   2002 .............................       1.40%       8,918      11.067332         98,698           0.01%        -28.18%
   2001 .............................       1.40%       9,815      15.410765        151,257           0.04%         26.47%
   2000 .............................       1.40%       2,891      12.185229         35,227           0.00%          9.65%
Gartmore GVIT Small Company Fund - Class I
   2003 .............................       1.40%       6,118      14.765146         90,333           0.00%         39.04%
   2002 .............................       1.40%       7,826      10.619233         83,106           0.00%        -18.49%
   2001 .............................       1.40%       8,221      13.027737        107,101           0.12%         -8.02%
   2000 .............................       1.40%       5,183      14.163507         73,409           0.00%          7.38%
Gartmore GVIT Total Return Fund - Class I
   2003 .............................       1.40%      11,821       9.291859        109,839           0.56%         25.73%
   2002 .............................       1.40%      12,545       7.390371         92,712           0.87%        -18.51%
   2001 .............................       1.40%      12,848       9.069269        116,522           1.00%        -13.06%
   2000 .............................       1.40%       7,311      10.431879         76,267           0.53%         -3.48%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
   2003 .............................       1.40%       2,253      12.226343         27,546           0.00%         50.03%
Gartmore GVIT Worldwide Leaders Fund - Class I
   2003 .............................       1.40%         724       7.780309          5,633           0.00%         34.16%
   2002 .............................       1.40%         863       5.799437          5,005           1.20%        -26.44%
   2001 .............................       1.40%         863       7.883471          6,803           3.25%        -19.95%
   2000 .............................       1.40%         140       9.848693          1,379           1.73%        -13.54%
J. P. Morgan GVIT Balanced Fund - Class I
   2003 .............................       1.40%       6,213       9.482905         58,917           1.77%         16.76%
   2002 .............................       1.40%       6,348       8.121890         51,558           2.59%        -13.54%
   2001 .............................       1.40%       4,320       9.393922         40,582           3.89%         -5.03%
   2000 .............................       1.40%         424       9.891564          4,194          23.00%         -1.74%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2003 .............................       1.40%      26,317       6.159668        162,104           0.24%         18.56%
   2002 .............................       1.40%      27,048       5.195269        140,522           0.31%        -17.10%
   2001 .............................       1.40%      29,207       6.266779        183,034           0.95%        -22.92%
   2000 .............................       1.40%      17,900       8.130665        145,539           1.04%        -18.69% 1/27/00

                                        Contract                                 Contract      Investment
                                        Expense                     Unit          Owners'        Income         Total
                                         Rate*        Units      Fair Value       Equity         Ratio**      Return***
                                        --------   ----------   ------------   ------------   ------------   ------------
Janus AS - Global Technology Portfolio - Service Shares
   2003 .............................       1.40%      13,356   $   3.378652   $     45,125           0.00%         44.44%
   2002 .............................       1.40%      23,431       2.339124         54,808           0.00%        -41.75%
   2001 .............................       1.40%      23,812       4.015999         95,629           0.53%        -38.20%
   2000 .............................       1.40%      19,841       6.497870        128,924           1.21%        -35.02% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2003 .............................       1.40%      13,563       5.988741         81,225           0.99%         32.66%
   2002 .............................       1.40%      14,399       4.514191         65,000           0.65%        -26.79%
   2001 .............................       1.40%      14,723       6.166223         90,785           0.80%        -24.50%
   2000 .............................       1.40%       8,093       8.167360         66,098           1.04%        -18.33% 1/27/00
MAS GVIT Multi Sector Bond Fund - Class I
   2003 .............................       1.40%       2,029      12.761661         25,893           5.41%         10.55%
   2002 .............................       1.40%       2,053      11.544091         23,700           5.32%          5.71%
   2001 .............................       1.40%       2,130      10.920881         23,261           7.13%          2.72%
   2000 .............................       1.40%       1,182      10.631465         12,566           3.41%          4.18%
Neuberger Berman AMT - Guardian Portfolio
   2003 .............................       1.40%         648      10.595804          6,866           0.71%         29.92%
   2002 .............................       1.40%         942       8.155738          7,683           0.79%        -27.48%
   2001 .............................       1.40%       1,273      11.246113         14,316           0.23%         -2.90%
   2000 .............................       1.40%         461      11.581399          5,339           0.00%         -0.28%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2003 .............................       1.40%       6,039       8.849433         53,442           0.00%         26.28%
   2002 .............................       1.40%       6,789       7.007798         47,576           0.00%        -30.33%
   2001 .............................       1.40%       8,072      10.058649         81,193           0.00%        -25.71%
   2000 .............................       1.40%       3,100      13.539428         41,972           0.00%         -8.75%
Neuberger Berman AMT - Partners Portfolio
   2003 .............................       1.40%       1,557      10.333462         16,089           0.00%         33.20%
   2002 .............................       1.40%       1,350       7.757913         10,473           0.57%        -25.21%
   2001 .............................       1.40%       1,636      10.372420         16,969           0.43%         -4.20%
   2000 .............................       1.40%       1,265      10.826755         13,696           0.00%         -0.70%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2003 .............................       1.40%       9,130       7.592423         69,319           0.00%         23.83%
   2002 .............................       1.40%      13,157       6.131117         80,667           0.67%        -28.80%
   2001 .............................       1.40%      13,940       8.611534        120,045           1.25%        -32.24%
   2000 .............................       1.40%      12,131      12.708360        154,165           0.00%        -12.48%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 .............................       1.40%       9,442      10.150676         95,843           0.46%         29.11%
   2002 .............................       1.40%      13,977       7.861902        109,886           0.60%        -27.88%
   2001 .............................       1.40%      14,674      10.901827        159,973           0.75%        -13.81%
   2000 .............................       1.40%      10,980      12.648451        138,880           0.01%          1.62%
Oppenheimer Global Securities Fund/VA - Initial Class
   2003 .............................       1.40%       7,446       8.928255         66,480           0.68%         41.02%
   2002 .............................       1.40%       6,802       6.331165         43,065           0.57%        -23.23%
   2001 .............................       1.40%       6,429       8.246547         53,017           1.50%        -13.28%
   2000 .............................       1.40%       2,985       9.509088         28,385           0.00%         -4.91% 5/1/00
Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
   2003 .............................       1.40%      22,174       8.872059        196,729           0.98%         24.95%
   2002 .............................       1.40%      23,246       7.100693        165,063           0.76%        -19.94%
   2001 .............................       1.40%      23,752       8.868722        210,650           0.61%        -11.43%
   2000 .............................       1.40%      17,667      10.012734        176,895           0.01%        -10.05%
Strong GVIT Mid Cap Growth Fund - Class I
   2003 .............................       1.40%       1,932       6.999166         13,522           0.00%         38.18%
   2002 .............................       1.40%       2,044       5.065409         10,354           0.00%        -37.90%
   2001 .............................       1.40%       5,127       8.156718         41,819           0.00%        -31.29%
   2000 .............................       1.40%       2,594      11.871593         30,795           0.00%        -16.56%
Strong Opportunity Fund II, Inc.
   2003 .............................       1.40%       9,038       9.055451         81,843           0.08%         35.09%
   2002 .............................       1.40%       9,051       6.703248         60,671           0.37%        -27.84%
   2001 .............................       1.40%       9,952       9.290050         92,455           0.66%         -5.06%
   2000 .............................       1.40%       3,679       9.762926         35,918           0.00%         -2.37% 5/1/00

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                        Contract                                 Contract      Investment
                                        Expense                     Unit         Owners'         Income         Total
                                         Rate*        Units      Fair Value      Equity          Ratio**      Return***
                                        --------   ----------   ------------   ------------   ------------   ------------
Turner GVIT Growth Focus Fund - Class I
   2002 .............................       1.40%         516   $   2.141179   $      1,105           0.00%        -43.66%
   2001 .............................       1.40%       1,668       3.800451          6,339           0.00%        -39.89%
Van Eck WIT - Worldwide Emerging Markets Fund
   2003 .............................       1.40%         320      12.612719          4,036           0.07%         52.03%
   2002 .............................       1.40%         172       8.296039          1,427           0.18%         -4.26%
   2001 .............................       1.40%          97       8.665393            841           0.00%         -3.19%
   2000 .............................       1.40%          97       8.951361            868           0.00%        -42.68%
Van Eck WIT - Worldwide Hard Assets Fund
   2003 .............................       1.40%         383      13.708625          5,250           0.82%         43.05%
   2002 .............................       1.40%       4,018       9.583147         38,505           0.74%         -4.19%
   2001 .............................       1.40%       3,018      10.002743         30,188           1.14%        -11.71%
   2000 .............................       1.40%       3,018      11.328950         34,191           0.00%          9.85%
Van Kampen UIF - Emerging Markets Debt Portfolio
   2003 .............................       1.40%         188      18.328077          3,446           0.00%         26.08%
   2000 .............................       1.40%         255      12.435607          3,171          20.48%          9.84%
Van Kampen UIF - Mid Cap Growth Portfolio
   2001 .............................       1.40%         587       5.999237          3,522           0.00%        -30.31%
Van Kampen UIF - U.S. Real Estate Portfolio
   2003 .............................       1.40%       5,088      17.801092         90,572           0.00%         35.59%
   2002 .............................       1.40%       5,607      13.128753         73,613           4.62%         -2.18%
   2001 .............................       1.40%       2,010      13.420828         26,976           6.58%          8.30%
   2000 .............................       1.40%         242      12.392833          2,999           3.20%          3.91% 9/21/00
                                                                               ------------
Contract Owners' Equity Total By Year
   2003 ....................................................................   $  3,093,116
                                                                               ============
   2002 ....................................................................   $  2,940,894
                                                                               ============
   2001 ....................................................................   $  3,686,330
                                                                               ============
   2000 ....................................................................   $  3,528,491
                                                                               ============
   1999 ....................................................................   $     60,586
                                                                               ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-10:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220
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